SHAREHOLDERS' EQUITY (Summary of Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Number of options
Outstanding - beginning of the year | shares	1,546,150
Granted | shares	1,315,800
Exercised | shares	0
Forfeited | shares	(582,550)
Outstanding - end of the year | shares	2,279,400
Options exercisable at the end of the year | shares	641,325
Vested and expected to vest | shares	641,325
Weighted average exercise price
Outstanding - beginning of the year | $ / shares	$ 14.58
Granted | $ / shares	4.71
Exercised | $ / shares	0
Forfeited | $ / shares	15.72
Outstanding - end of the year | $ / shares	8.63
Options exercisable at the end of the year | $ / shares	15.41
Vested and expected to vest | $ / shares	$ 15.41
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 0
Outstanding - end of the year | $	0
Options exercisable at the end of the year | $	0
Vested and expected to vest | $	$ 0